Document and Entity Information	Feb. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001564406
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	Oak Street Health, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39427
Entity Tax Identification Number	84-3446686
Entity Address, Address Line One	30 W. Monroe Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60603
City Area Code	(844)
Local Phone Number	871-5650
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	OSH
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false